RISK MANAGEMENT - Narrative (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Apr. 17, 2025
Currency risk
Disclosure Of Credit Risk Exposure [Line Items]
Reasonably possible change in risk variable, percent			10.00%	10.00%
Cross currency interest rate swap
Disclosure Of Credit Risk Exposure [Line Items]
Interest receive, percentage						2.60%
Interest pay, percentage						4.567%
Trade receivables
Disclosure Of Credit Risk Exposure [Line Items]
Provision recognized			$ 960	$ 466	$ 568
Write offs	$ 55	$ 75	$ 127	$ 75